Other Non-Operating Income/Expense, Net	12 Months Ended
Dec. 31, 2022
Other Non-Operating Income/Expense, Net
Other Non-Operating Income/Expense, Net

(C.3) Other Non-Operating Income/Expense, Net

€ millions	2022	2021	2020
Foreign currency exchange gain/loss, net	-151	49	-154
Thereof from financial assets at fair value through profit or loss	515	316	601
Thereof from financial assets at amortized cost	218	111	-134
Thereof from financial liabilities at fair value through profit or loss	-766	-382	-487
Thereof from financial liabilities at amortized cost	-95	-70	-34
Miscellaneous income/expense, net	-44	-33	-25
 Other non-operating income/expense, net	-195	17	-179